Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of Plan

NOTE 1. DESCRIPTION OF PLAN

The following description of the Old Dominion 401(k) Retirement Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering all eligible employees of Old Dominion Freight Line, Inc. (the “Company” or “Employer”) who have completed 60 days of service and are age 18 or older. The Old Dominion Retirement Committee manages the operation and administration of the Plan (the “Plan Administrator”). Empower Trust Company, LLC serves as the trustee of the Plan (the “Trustee”), and Empower Plan Services, LLC (d/b/a Empower) serves as the recordkeeper of the Plan (the “Recordkeeper”). The Plan is a type of tax-qualified retirement plan commonly referred to as an employee stock ownership plan (“ESOP”) with a 401(k) plan feature. The Company common stock fund within the Plan constitutes an ESOP, which is designed to invest primarily in Employer securities, while the remainder of Plan assets constitutes the non-ESOP 401(k) portion of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Contributions

Each year, participants may contribute from 1% to 60% of annual compensation, as defined in the Plan document, as pre-tax and/or Roth after-tax elective deferrals, subject to certain limitations set forth in the Internal Revenue Code of 1986, as amended (“IRC”). Participants who have attained age 50 before the end of the Plan year and have contributed the maximum allowable elective deferral contribution are also eligible to make catch-up contributions up to the maximum amount set forth in the IRC. Participants may also contribute certain amounts representing distributions from individual retirement accounts or other qualified defined benefit or defined contribution plans. Upon satisfying the Plan’s eligibility criteria, a participant will be automatically enrolled in the Plan to defer 3% of annual compensation on a pre-tax basis unless the participant (i) elects not to defer any annual compensation, (ii) elects to defer a different percentage of annual compensation, or (iii) elects to contribute Roth after-tax elective deferrals.

The Company matches 50% of the first 6% of compensation that a participant contributes to the Plan. Additional Employer matching contributions may be made at the Company's discretion. Eligible Plan participants who have completed 1,000 hours of service and who (i) were actively employed on the last day of the Plan year, or (ii) terminated employment due to death, disability, or attainment of normal retirement age during the Plan year, are eligible to share in any Company discretionary matching contributions for that Plan year. For the year ended December 31, 2025, the Company awarded an additional $52,991,053 as an aggregate discretionary match contribution.

Investment Options

Participants may direct the investment of their contributions into various investment options offered by the Plan. The Plan currently offers various mutual funds, the Company's common stock, collective trust funds, pooled separate accounts and an insurance contract as investment options for participants. In addition, participants generally have the option of utilizing a self-directed brokerage account, through which participants are able to invest in a variety of securities, including mutual funds, equities, the Company's common stock or certain fixed-income securities, in accordance with the Plan document.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and allocations of (a) the Company’s contributions and (b) Plan earnings (losses). In addition, each participant’s account may be adjusted for benefit payments, transaction fees and allocations of administrative expenses. Allocations are based on participants’ compensation or account balances, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are vested immediately in their contributions plus actual earnings thereon. Vesting in the Company’s contribution portion of the participants’ accounts plus actual earnings thereon is based on years of service in accordance with the following schedule:

Years of Service	Vested Percentage
Less than 2	0%
2	20%
3	40%
4	60%
5	80%
6	100%

Notes Receivable from Participants

Participants may borrow from their vested accounts a minimum of $500 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance.

The loans are secured by the balance in the participant’s account and bear interest at the rate of prime, as published by the Wall Street Journal on the last business day of the month immediately preceding the month in which the loan is issued, plus 2%. Principal and interest are paid ratably through payroll deductions.

Payment of Benefits

On termination of service due to disability or retirement at age 65, a participant may elect to receive an amount equal to the vested value of his or her account in installment payments or a lump sum. For termination of service for other reasons, a participant may receive the vested value of his or her account as a lump-sum distribution or may elect, subject to minimum balances as defined by the Plan document, to leave the vested portion of the account with the Plan. In addition, amounts contributed may be withdrawn upon demonstration of financial hardship or after a participant reaches the age of 59.5 years.

Forfeited Accounts

The following is a reconciliation of the change in forfeited non-vested accounts for the year ended December 31, 2025:

Forfeited non-vested accounts at beginning of year	$5,106,280
Forfeitures	5,839,680
Forfeitures used to reduce Company matching contributions	(5,778,584)
Forfeited non-vested accounts at end of year	$5,167,376

Forfeitures of Company matching contributions will be used to reduce future Company matching contributions. These forfeitures may also be used to pay Plan expenses.